UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-10157

Franklin Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end:  7/31

Date of reporting period:  04/30/16

Item 1. Schedule of Investments.

FRANKLIN GLOBAL TRUST

Consolidated Statement of Investments, April 30, 2016 (unaudited)
Franklin Emerging Market Debt Opportunities Fund
	Country/
	Organization	Warrants		Value

Warrants 1.6%
[a] Central Bank of Nigeria, wts., 11/15/20	Nigeria	64,000		$4,960,000
[a] Government of Venezuela, Oil Value Recovery wts.,
4/15/20	Venezuela	925,920		3,472,200
Total Warrants (Cost $29,514,666)				8,432,200

		Principal
		Amount*

Quasi-Sovereign and Corporate Bonds
30.1%
Banks 4.7%
[b,c] Astana Finance JSC, secured note, 144A, zero cpn.,
12/22/24	Kazakhstan	136,566		1,366
[b] Fidelity Bank PLC, senior note, 144A, 6.875%, 5/09/18	Nigeria	12,100,000		9,568,922
[d] International Bank of Azerbaijan OJSC, senior note, Reg
S, 5.625%, 6/11/19	Azerbaijan	12,000,000		11,389,080
[b] National Savings Bank, senior note, 144A, 8.875%,
9/18/18	Sri Lanka	4,000,000		4,215,020
				25,174,388
Chemicals 0.8%
[b] Braskem Finance Ltd., senior note, 144A, 5.375%,
5/02/22	Brazil	4,450,000		4,194,103
Commercial Services & Supplies 1.0%
[d] Red de Carreteras de Occidente Sapib de CV, senior
secured bond, Reg S, 9.00%, 6/10/28	Mexico	90,000,000	MXN	5,357,539
Diversified Financial Services 2.1%
[d] Mestenio Ltd., secured note, Reg S, 8.50%, 1/02/20	Dominican Republic	2,400,000		2,520,000
[b] Rio Oil Finance Trust, senior secured bond, 144A, 9.25%,
7/06/24	Brazil	396,000		273,735
[c,e,f] Sphynx Capital Markets PCC (National Investment Bank of
Ghana), PTN, zero cpn., 2/05/09	Ghana	8,000,000		8,568,166
				11,361,901
Diversified Telecommunication Services 2.9%
[d] Empresa de Telecommunicaciones de Bogota SA, senior
note, Reg S, 7.00%, 1/17/23	Colombia	26,200,000,000	COP	6,994,386
[b] MTN (Mauritius) Investments Ltd., 144A, 4.755%,
11/11/24	South Africa	7,500,000		7,049,287
[d] Oi SA, senior note, Reg S, 9.75%, 9/15/16	Brazil	24,500,000	BRL	1,158,182
				15,201,855
Food & Staples Retailing 1.3%
[b] JBS Investments GmbH, senior note, 144A, 7.25%,
4/03/24	Brazil	7,300,000		7,107,061
Industrial Conglomerates 1.0%
[b] Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	Turkey	5,000,000		5,250,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*		Value

Quasi-Sovereign and Corporate
Bonds (continued)
Metals & Mining 2.8%
[b] Ferrexpo Finance PLC, senior note, 144A, 10.375%,
4/07/19	Ukraine	10,000,000		$7,700,000
[d] Vedanta Resources PLC, senior note, Reg S, 9.50%,
7/18/18	India	7,700,000		7,218,095
				14,918,095
Municipal Bonds 4.0%
[d] Bogota Distrito Capital, senior bond, Reg S, 9.75%,
7/26/28	Colombia	10,851,000,000	COP	3,889,873
Province de Neuquen,
[b] senior secured note, 144A, 7.875%, 4/26/21	Argentina	4,453,000		4,553,215
[d] senior secured note, Reg S, 7.875%, 4/26/21	Argentina	5,172,800		5,289,214
Province of Salta Argentina,
[b] senior secured note, 144A, 9.50%, 3/16/22	Argentina	3,177,000		3,268,339
[d] senior secured note, Reg S, 9.50%, 3/16/22	Argentina	4,457,684		4,585,842
				21,586,483
Oil, Gas & Consumable Fuels 5.0%
[b] Georgian Oil and Gas Corp JSC, senior note, 144A,
6.75%, 4/26/21	Georgia	6,300,000		6,347,250
[b] Georgian Oil and Gas Corp., 144A, 6.875%, 5/16/17	Georgia	8,550,000		8,719,803
Petroleum Co. of Trinidad and Tobago Ltd.,
[b] senior bond, 144A, 6.00%, 5/08/22.	Trinidad and Tobago	3,358,334		3,156,833
[d] senior bond, Reg S, 6.00%, 5/08/22	Trinidad and Tobago	1,408,333		1,328,411
[d] State Oil Co., Government of Azerbaijan, senior note, Reg
S, 4.75%, 3/13/23	Azerbaijan	7,800,000		7,029,313
				26,581,610
Road & Rail 1.7%
[b] Georgian Railway LLC, senior bond, 144A, 7.75%,
7/11/22	Georgia	2,900,000		3,131,231
[b] Kazakhstan Temir Zholy Finance BV, senior bond, 144A,
6.95%, 7/10/42	Kazakhstan	6,250,000		5,877,594
				9,008,825
Specialty Retail 0.5%
[b,e,g] Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	6,800,000	EUR	2,725,457
Textiles, Apparel & Luxury Goods 1.0%
[b] Golden Legacy Pte. Ltd., senior note, 144A, 9.00%,
4/24/19	Indonesia	5,000,000		5,109,025
Wireless Telecommunication Services 1.3%
[b] Millicom International Cellular SA, senior note, 144A,
6.625%, 10/15/21	Luxembourg	6,900,000		7,012,125
Total Quasi-Sovereign and Corporate
Bonds (Cost $177,210,729)				160,588,467

|2

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*		Value

Loan Participations and Assignments
16.2%
[b] Alfa Bond Issuance PLC, (Alfa Bank OJSC), 144A, 7.50%,
9/26/19	Russia	5,000,000		$5,300,975
[b] Ardshininvestbank CJSC, senior note, 144A, 12.00%,
7/29/20	Armenia	6,620,000		6,356,524
[d,e] Credit Suisse First Boston International, (City of Kyiv),
secured bond, Reg S, 8.00%, 11/06/15.	Ukraine	11,975,000		10,059,000
[h,i] Development Bank of South Africa Ltd. (Government of
Angola),
Tranche 2, senior note, FRN, 7.045%, 12/20/23	Angola	11,900,000		11,093,393
Tranche 3B, senior note, FRN, 7.045%, 12/20/23	Angola	11,200,000		10,440,840
[h,i] Ethiopian Railway Corp. (Republic of Ethiopia), FRN,
4.615%, 8/02/21	Ethiopia	9,300,000		8,563,466
[d] FBN Finance Co. BV (First Bank of Nigeria Ltd.), sub.
note, Reg S, 8.00% to 7/23/19, FRN thereafter, 7/23/21	Nigeria	7,800,000		5,826,600
[h,i] Government of Iraq, Tranche A3, Sumitomo Corp. Loan,
FRN, 0.625%, 1/01/28	Iraq	297,342,212	JPY	1,533,697
[h,i] Merrill Lynch & Co. Inc. (Government of Iraq), FRN,
0.625%, 1/01/28	Iraq	520,366,882	JPY	2,684,064
[e,i] NK Debt Corp.,
[b] 144A, zero cpn., 3/12/20	North Korea	4,250,000	DEM	—
[d] Reg S, zero cpn., 3/12/20	North Korea	2,000,000	CHF	—
[d] Reg S, zero cpn., 3/12/20	North Korea	18,000,000	DEM	—
[b] RSHB Capital SA (Russian Agricultural Bank OJSC),
senior sub. note, 144A, 6.00% to 6/03/16, FRN thereafter,
6/03/21	Russia	6,000,000		5,999,778
[d] RZD Capital PLC (Russian Railways), senior bond, Reg S,
5.70%, 4/05/22	Russia	4,000,000		4,177,480
[b] SSB No. 1 PLC (OJSC State Savings Bank of Ukraine),
senior note, 144A, 9.625%, 3/20/25	Ukraine	15,800,000		14,250,494
Total Loan Participations and Assignments
(Cost $92,294,818)				86,286,311

Foreign Government and Agency Securities
46.6%
Banque Centrale de Tunisie International Bond,
[d] Reg S, 4.50%, 6/22/20	Tunisia	1,261,000	EUR	1,431,276
senior bond, 4.30%, 8/02/30	Tunisia	610,000,000	JPY	4,778,224
senior bond, 4.20%, 3/17/31	Tunisia	680,000,000	JPY	5,062,495
[b,j] Banque Ouest Africaine De Developpement, senior note,
144A, 5.50%, 5/06/21	Supranational[k]	3,000,000		3,013,500
[d] Federal Democratic Republic of Ethiopia, Reg S, 6.625%,
12/11/24	Ethiopia	1,800,000		1,636,560
[b] Government of Angola, senior note, 144A, 9.50%,
11/12/25	Angola	3,650,000		3,585,249
[e] Government of Argentina, 11.75%, 5/20/11	Argentina	3,000,000	DEM	2,064,084
[b] Government of Armenia, 144A, 7.15%, 3/26/25	Armenia	5,000,000		4,997,175
[h] Government of Bosnia & Herzegovina,
FRN, 0.813%, 12/11/17.	Bosnia and Herzegovina	1,400,000	DEM	752,082
[d] senior bond, B, Reg S, FRN, 0.813%, 12/11/21	Bosnia and Herzegovina	17,571,000	DEM	8,538,977

|3

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/	Principal
	Organization	Amount*			Value

Foreign Government and Agency
Securities (continued)
[b] Government of Cameroon, senior note, 144A, 9.50%,
11/19/25	Cameroon	10,400,000			$10,235,836
[d] Government of El Salvador, senior bond, Reg S, 7.65%,
6/15/35	El Salvador	16,400,000			14,716,376
[b] Government of Gabon, 144A, 6.95%, 6/16/25.	Gabon	8,700,000			7,645,821
Government of Ghana,
25.40%, 7/31/17.	Ghana	10,000,000		GHS	2,676,382
23.00%, 8/21/17.	Ghana	12,450,000		GHS	3,245,794
[b] Government of Grenada, senior bond, 144A, 5.31% to
5/16/16, 7.00% thereafter, 5/12/30	Grenada	11,246,000			5,735,460
[d] Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	22,100,000			15,761,167
Government of Jamaica, senior bond, 7.875%, 7/28/45	Jamaica	5,000,000			5,241,675
[b] Government of Kazakhstan, senior bond, 144A, 4.875%,
10/14/44	Kazakhstan	3,000,000			2,734,695
[d] Government of Kenya, senior note, Reg S, 6.875%,
6/24/24	Kenya	3,500,000			3,311,875
[d] Government of Mongolia, Reg S, 5.125%, 12/05/22	Mongolia	10,500,000			8,313,375
Government of Russia, 7.50%, 3/15/18	Russia	790,000,000		RUB	11,881,500
[d] Government of Seychelles, senior bond, Reg S, 7.00% to
1/01/18, 8.00% thereafter, 1/01/26	Republic of Seychelles	10,500,000			10,239,600
Government of South Africa, 8.00%, 12/21/18	South Africa	200,000,000		ZAR	13,987,936
Government of Turkey, 8.20%, 11/16/16	Turkey	50,000,000		TRY	17,799,864
Government of Uganda,
16.75%, 2/23/17.	Uganda	5,334,500,000		UGX	1,624,233
10.75%, 2/22/18.	Uganda	2,200,000,000		UGX	616,823
16.125%, 3/22/18	Uganda	3,050,000,000		UGX	937,639
14.625%, 11/01/18	Uganda	1,221,800,000		UGX	362,529
[l] Government of Uruguay, senior bond, Index Linked,
3.70%, 6/26/37	Uruguay	502,819,660		UYU	12,918,992
[d] Government of Venezuela,
Reg S, 6.00%, 12/09/20	Venezuela	12,800,000			4,736,320
senior bond, Reg S, 8.25%, 10/13/24	Venezuela	1,050,000			398,501
senior bond, Reg S, 7.65%, 4/21/25	Venezuela	9,000,000			3,309,750
International Finance Corp.,
senior note, 7.75%, 12/03/16	Supranational[k]	300,000,000		INR	4,542,104
senior note, 6.45%, 10/30/18	Supranational[k]	200,000,000		INR	3,009,492
Kenya Infrastructure Bond, 11.00%, 9/15/25	Kenya	734,500,000		KES	6,874,629
[l] Mexican Udibonos, Index Linked, 4.00%, 11/15/40	Mexico	1,798,371[m] MXN			11,266,293
[b] Mozambique International Bond, senior note, 144A,
10.50%, 1/18/23	Mozambique	8,664,000			7,164,868
[n] Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/30	Brazil	25,200	[o]	BRL	21,034,882
Total Foreign Government and Agency
Securities (Cost $287,986,809)					248,184,033

		Shares

Common Stocks (Cost $—) 0.0%
[c,p] Astana Finance JSC, GDR, 144A	Kazakhstan	193,625			—

|4

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)
	Country/
	Organization	Units		Value
Private Limited Partnership Fund
(Cost $4,600,000) 0.1%
Diversified Financial Services 0.1%
[a,i,p,q] Global Distressed Alpha Fund III LP	Bermuda	4,424,861		$683,075
Total Investments before Short Term
Investments (Cost $591,607,022)				504,174,086

		Principal
		Amount*
Short Term Investments 4.1%
Foreign Government and Agency Securities
1.5%
[r] Uganda Treasury Bill, 5/26/16	Uganda	11,280,000,000	UGX	3,369,068
[r] Zambia Treasury Bill, 5/02/16	Zambia	45,310,000	ZMW	4,711,296
Total Foreign Government and Agency
Securities
(Cost $9,321,419)				8,080,364
Total Investments before Money Market
Funds
(Cost $600,928,441)				512,254,450

		Shares
Money Market Funds (Cost $13,707,845)
2.6%
[p,s] Institutional Fiduciary Trust Money Market Portfolio	United States	13,707,845		13,707,845
Total Investments (Cost $614,636,286)
98.%7				525,962,295
Other Assets, less Liabilities 1.3%				7,065,333
Net Assets 100.0%				$533,027,628

|5

FRANKLIN GLOBAL TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Emerging Market Debt Opportunities Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 9 regarding investment in Alternative Strategies Ltd.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
April 30, 2016, the aggregate value of these securities was $172,280,741, representing 32.32% of net assets.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2016, the aggregate value of these securities was $8,569,531, representing 1.61% of net assets.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At April 30, 2016, the aggregate value of these securities was $149,216,792, representing 27.99% of net assets.
eDefaulted security or security for which income has been deemed uncollectible.
fRepresents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
gAt April 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security atperiodend.
hThe coupon rate shown represents the rate at period end.
iSee Note 6 regarding restricted securities.
jSecurity purchased on a when-issued basis.
kA supranational organization is an entity formed by two or more central governments through international treaties.
lPrincipal amount of security is adjusted for inflation.
mPrincipalamountisstatedinUnidaddeInversionUnits.
nRedemption price at maturity is adjusted for inflation.
oPrincipal amount is stated in 1,000 Brazilian Real Units.
pNon-income producing.
qThe Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
rThe security is traded on a discount basis with no stated coupon rate.
sSee Note 8 regarding investments in affiliated management investment companies.

At April 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	DBAB	Sell	38,000,000	$9,348,554	6/09/16	$—	$(1,554,914)
Euro	CITI	Sell	5,000,000	5,593,890	6/13/16	—	(139,974)
Euro	MSCO	Sell	4,200,000	4,693,164	6/13/16	—	(123,281)
Euro	RBCCM	Sell	5,000,000	5,589,270	6/13/16	—	(144,594)
Japanese Yen	CITI	Sell	500,000,000	4,422,309	6/13/16	—	(279,524)
Japanese Yen	MSCO	Sell	500,000,000	4,414,848	6/13/16	—	(286,985)
Japanese Yen	RBCCM	Sell	500,000,000	4,417,894	6/13/16	—	(283,939)
Brazilian Real	DBAB	Sell	37,500,000	9,493,671	6/16/16	—	(1,242,197)
Total Forward Exchange Contracts						$—	$(4,055,408)
Net unrealized appreciation (depreciation)							$(4,055,408)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 25.

|6

FRANKLIN GLOBAL TRUST

Statement of Investments, April 30, 2016 (unaudited)
Franklin Global Listed Infrastructure Fund
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests 99.0%
Airport Services 17.6%
[a] Aena SA	Spain	9,520	$1,357,823
Aeroports de Paris (ADP)	France	870	109,491
Auckland International Airport Ltd	New Zealand	74,462	319,780
Flughafen Zuerich AG	Switzerland	840	771,080
Grupo Aeroportuario del Pacifico SAB de CV, ADR	Mexico	6,791	641,206
Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	990	152,302
Japan Airport Terminal Co. Ltd	Japan	13,200	470,742
Macquarie Infrastructure Corp	United States	7,230	508,920
SATS Ltd	Singapore	64,900	197,858
Sydney Airport	Australia	56,758	293,873
			4,823,075
Construction & Engineering 2.8%
Eiffage SA	France	4,170	331,548
[a] Ferrovial SA	Spain	6,864	147,695
Vinci SA.	France	3,950	295,103
			774,346
Electric Utilities 21.8%
American Electric Power Co. Inc	United States	7,580	481,330
Duke Energy Corp	United States	10,300	811,434
Edison International	United States	5,090	359,914
Enel SpA	Italy	174,590	791,330
Exelon Corp	United States	13,750	482,488
Iberdrola SA	Spain	117,748	836,542
NextEra Energy Inc	United States	10,330	1,214,601
PG&E Corp	United States	7,640	444,648
PPL Corp	United States	10,460	393,714
Xcel Energy Inc	United States	3,730	149,312
			5,965,313
Gas Utilities 1.5%
Atmos Energy Corp	United States	5,670	411,358
Highways & Railtracks 15.7%
Abertis Infraestructuras SA	Spain	20,922	352,794
Atlantia SpA	Italy	38,688	1,077,463
Groupe Eurotunnel SE	France	55,750	711,840
Macquarie Atlas Roads Group	Australia	40,575	150,235
Qube Logistics Holdings Ltd	Australia	96,247	182,210
Transurban Group	Australia	209,046	1,840,498
			4,315,040
Marine Ports & Services 3.2%
China Merchants Holdings International Co. Ltd	China	176,000	525,265
COSCO Pacific Ltd	China	114,000	121,395
DP World Ltd	United Arab Emirates	11,587	218,994
			865,654
Multi-Utilities 11.9%
Centrica PLC	United Kingdom	59,500	207,290
Dominion Resources Inc	United States	9,290	663,956
DTE Energy Co	United States	4,760	424,402
Engie	France	17,630	290,722
National Grid PLC	United Kingdom	46,380	660,694

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Listed Infrastructure Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Multi-Utilities (continued)
Public Service Enterprise Group Inc	United States	7,850	$362,120
Sempra Energy	United States	3,640	376,194
Veolia Environnement	France	11,120	273,209
			3,258,587
Oil & Gas Storage & Transportation 19.9%
Altagas Ltd	Canada	2,250	54,723
[a] Cheniere Energy Inc	United States	10,110	393,077
Cheniere Energy Partners LP Holdings LLC	United States	5,590	108,893
Enbridge Energy Partners LP	United States	6,950	150,398
Enbridge Inc	Canada	28,844	1,198,795
Energy Transfer Equity LP	United States	26,232	326,064
Inter Pipeline Ltd	Canada	1,900	40,650
Kinder Morgan Inc	United States	24,200	429,792
ONEOK Inc	United States	1,370	49,525
Pembina Pipeline Corp	Canada	10,100	303,552
Shell Midstream Partners LP	United States	5,615	212,078
Spectra Energy Corp	United States	13,140	410,888
Targa Resources Corp	United States	4,470	180,856
TransCanada Corp	Canada	21,307	885,208
TransCanada Corp., subscription receipts	Canada	5,600	225,420
Ultrapar Participacoes SA, ADR	Brazil	7,941	166,602
The Williams Cos. Inc	United States	15,710	304,617
			5,441,138
Renewable Electricity 2.7%
EDP Renovaveis SA	Spain	39,340	306,792
NextEra Energy Partners LP	United States	5,623	162,448
Pattern Energy Group Inc	United States	13,190	276,990
			746,230
Water Utilities 1.9%
American Water Works Co. Inc	United States	4,710	342,700
Beijing Enterprises Water Group Ltd	China	146,000	87,523
Guangdong Investment Ltd	China	72,000	102,103
			532,326
Total Common Stocks and Other Equity Interests
(Cost $24,588,831)			27,133,067
Other Assets, less Liabilities 1.0%			267,501
Net Assets 100.0%			$27,400,568

See Abbreviations on page 25.

[a]Non-income producing.

|8

FRANKLIN GLOBAL TRUST

Statement of Investments, April 30, 2016 (unaudited)
Franklin Global Real Estate Fund
	Country	Shares/Rights	Value

Common Stocks and Other Equity Interests 99.5%
Diversified Real Estate Activities 9.5%
CapitaLand Ltd	Singapore	707,524	$1,636,167
City Developments Ltd	Singapore	108,800	674,716
Mitsubishi Estate Co. Ltd	Japan	187,854	3,567,201
Mitsui Fudosan Co. Ltd	Japan	190,595	4,651,514
New World Development Co. Ltd	Hong Kong	1,373,000	1,371,787
Sun Hung Kai Properties Ltd	Hong Kong	158,727	2,005,356
Tokyo Tatemono Co. Ltd	Japan	84,190	1,110,824
The Wharf Holdings Ltd	Hong Kong	96,694	524,180
			15,541,745
Diversified REITs 4.6%
Activia Properties Inc	Japan	171	918,164
[a] Activia Properties Inc., 144A	Japan	47	252,361
Duke Realty Corp	United States	79,800	1,745,226
Hulic REIT Inc	Japan	480	824,551
Kenedix Office Investment Corp	Japan	249	1,456,884
Land Securities Group PLC	United Kingdom	141,905	2,347,461
			7,544,647
Health Care REITs 5.9%
HCP Inc	United States	42,654	1,442,985
OMEGA Healthcare Investors Inc	United States	37,000	1,249,490
Physicians Realty Trust	United States	31,100	563,843
Ventas Inc	United States	51,209	3,181,103
Welltower Inc	United States	46,958	3,259,824
			9,697,245
Homebuilding 0.3%
D.R. Horton Inc	United States	17,690	531,761
Hotel & Resort REITs 3.0%
Hoshino Resorts REIT Inc	Japan	60	730,645
Host Hotels & Resorts Inc	United States	109,620	1,734,188
[b] MGM Growth Properties LLC, A	United States	34,900	770,243
Summit Hotel Properties Inc	United States	76,100	867,540
Sunstone Hotel Investors Inc	United States	66,899	856,976
			4,959,592
Hotels, Resorts & Cruise Lines 0.6%
Hilton Worldwide Holdings Inc	United States	17,560	387,198
Melia Hotels International SA	Spain	52,487	660,559
			1,047,757
Industrial REITs 5.5%
First Industrial Realty Trust Inc	United States	53,000	1,215,820
Goodman Group	Australia	293,290	1,536,390
Mapletree Logistics Trust	Singapore	673,837	541,134
Nippon Prologis REIT Inc	Japan	531	1,272,354
PLA Administradora Industrial S de RL de CV.	Mexico	279,300	514,081
[a] PLA Administradora Industrial S de RL de CV, 144A	Mexico	150,700	277,379
Prologis Inc	United States	79,820	3,624,626
			8,981,784

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)
	Country	Shares/Rights	Value

Common Stocks and Other Equity Interests (continued)
Office REITs 12.1%
Alexandria Real Estate Equities Inc	United States	19,484	$1,811,038
Boston Properties Inc	United States	27,432	3,534,888
Daiwa Office Investment Corp	Japan	33	211,893
[a] Daiwa Office Investment Corp., 144A.	Japan	89	571,467
Derwent London PLC.	United Kingdom	32,868	1,577,359
Dexus Property Group	Australia	184,840	1,183,295
Great Portland Estates PLC	United Kingdom	135,973	1,506,177
Highwoods Properties Inc	United States	30,266	1,414,330
Japan Real Estate Investment Corp	Japan	219	1,362,755
Kilroy Realty Corp	United States	23,530	1,524,979
Mack-Cali Realty Corp	United States	30,000	766,800
Paramount Group Inc	United States	45,360	757,512
SL Green Realty Corp	United States	10,259	1,078,016
Vornado Realty Trust	United States	26,525	2,539,238
			19,839,747
Real Estate Development 3.0%
Cheung Kong Property Holdings Ltd	Hong Kong	381,500	2,618,960
China Overseas Land & Investment Ltd	China	232,158	740,753
China Resources Land Ltd	China	248,000	611,939
Sino Land Co. Ltd	Hong Kong	618,645	974,602
			4,946,254
Real Estate Operating Companies 7.1%
[b] ADO Properties SA	Germany	10,960	360,837
[a,b] ADO Properties SA, 144A	Germany	21,280	700,603
Deutsche Euroshop AG	Germany	19,267	897,878
[a] Deutsche Euroshop AG, 144A	Germany	2,590	120,699
Fabege AB	Sweden	40,420	673,964
First Capital Realty Inc	Canada	48,200	780,624
Global Logistic Properties Ltd	Singapore	282,910	402,850
Hemfosa Fastigheter AB	Sweden	68,760	716,566
[b] Hemfosa Fastigheter AB, rts., 5/10/16	Sweden	68,760	24,812
[b] Hispania Activos Inmobiliarios SA	Spain	26,447	387,658
Hong Kong Land Holdings Ltd	Hong Kong	160,959	1,022,090
Hufvudstaden AB, A	Sweden	73,866	1,143,407
Hysan Development Co. Ltd	Hong Kong	234,624	1,038,996
Unite Group PLC	United Kingdom	82,196	759,741
Vonovia SE.	Germany	80,797	2,718,838
			11,749,563
Residential REITs 10.7%
Apartment Investment & Management Co., A	United States	36,897	1,478,094
AvalonBay Communities Inc	United States	13,848	2,448,188
Canadian Apartment Properties REIT	Canada	55,900	1,329,689
Equity Lifestyle Properties Inc	United States	27,202	1,863,065
Equity Residential	United States	46,823	3,187,242
Essex Property Trust Inc	United States	10,400	2,292,680
Invincible Investment Corp	Japan	2,347	1,780,895
Post Properties Inc	United States	13,500	774,360
UDR Inc	United States	70,397	2,458,263
			17,612,476

|10

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate Fund (continued)
	Country	Shares/Rights	Value

Common Stocks and Other Equity Interests (continued)
Retail REITs 29.5%
British Land Co. PLC	United Kingdom	163,571	$1,718,658
Equity One Inc	United States	26,900	761,270
Eurocommercial Properties NV, IDR	Netherlands	21,594	1,009,412
Federal Realty Investment Trust	United States	11,440	1,739,795
General Growth Properties Inc	United States	50,216	1,407,555
Hammerson PLC.	United Kingdom	190,743	1,629,249
Kimco Realty Corp	United States	79,551	2,236,974
Klepierre	France	54,118	2,545,550
Link REIT	Hong Kong	279,966	1,699,968
The Macerich Co	United States	26,493	2,015,587
National Retail Properties Inc	United States	35,100	1,535,976
Realty Income Corp	United States	44,924	2,659,501
Regency Centers Corp	United States	29,381	2,165,380
Scentre Group	Australia	913,200	3,256,295
Simon Property Group Inc	United States	46,310	9,316,183
Smart Real Estate Investment Trust.	Canada	34,700	931,937
Taubman Centers Inc	United States	16,071	1,116,131
Unibail-Rodamco SE	France	17,916	4,800,863
Vicinity Centres	Australia	787,804	1,988,572
Weingarten Realty Investors	United States	33,960	1,253,803
Westfield Corp	Australia	341,029	2,618,772
			48,407,431
Specialized REITs 7.7%
Coresite Realty Corp	United States	18,831	1,411,007
CubeSmart.	United States	59,547	1,763,187
CyrusOne Inc	United States	21,100	931,143
Digital Realty Trust Inc	United States	25,427	2,237,068
Extra Space Storage Inc	United States	26,471	2,248,711
Public Storage	United States	16,388	4,011,946
			12,603,062
Total Common Stocks and Other Equity Interests
(Cost $118,057,096)			163,463,064
		Principal
		Amount

Short Term Investments (Cost $1,100,000) 0.7%
Time Deposits 0.7%
Royal Bank Of Canada, 0.25%, 5/02/16	United States	$1,100,000	1,100,000
Total Investments (Cost $119,157,096) 100.2%			164,563,064
Other Assets, less Liabilities (0.2)%			(312,284)
Net Assets 100.0%			$164,250,780

See Abbreviations on page 25.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
April 30, 2016, the aggregate value of these securities was $1,922,509, representing 1.17% of net assets.
bNon-income producing.

|11

FRANKLIN GLOBAL TRUST

Statement of Investments, April 30, 2016 (unaudited)
Franklin International Growth Fund
	Country	Shares	Value
Common Stocks 97.5%
Aerospace & Defense 2.7%
MTU Aero Engines AG	Germany	120,000	$11,325,992
Auto Components 3.1%
Delphi Automotive PLC	United Kingdom	175,000	12,885,250
Banks 3.3%
[a,b] Irish Bank Resolution Corp. Ltd	Ireland	11,500	—
KBC Groep NV	Belgium	250,000	14,036,677
			14,036,677
Biotechnology 5.0%
[a] Alkermes PLC	United States	280,000	11,130,000
CSL Ltd	Australia	125,000	9,996,044
			21,126,044
Capital Markets 6.2%
Azimut Holding SpA	Italy	559,200	14,075,287
CI Financial Corp	Canada	540,000	11,962,202
			26,037,489
Chemicals 6.0%
Symrise AG.	Germany	170,000	11,263,925
Umicore SA.	Belgium	280,000	13,955,944
			25,219,869
Diversified Consumer Services 2.2%
[a] TAL Education Group, ADR.	China	162,000	9,373,320
Diversified Financial Services 2.1%
Deutsche Boerse AG	Germany	110,000	9,030,539
Energy Equipment & Services 2.1%
Amec Foster Wheeler PLC	United Kingdom	1,250,000	9,022,009
Health Care Equipment & Supplies 5.1%
Cochlear Ltd	Australia	105,000	8,624,197
GN Store Nord AS	Denmark	650,000	12,781,573
			21,405,770
Hotels, Restaurants & Leisure 2.6%
Whitbread PLC	United Kingdom	195,000	11,033,777
Household Products 2.7%
Reckitt Benckiser Group PLC	United Kingdom	118,000	11,474,110
Internet & Catalog Retail 2.3%
Start Today Co. Ltd	Japan	235,000	9,865,992
Internet Software & Services 2.1%
MercadoLibre Inc	Argentina	72,000	8,992,080
IT Services 2.6%
[a] Worldpay Group PLC	United Kingdom	2,800,000	10,920,960
Machinery 4.3%
GEA Group AG	Germany	175,000	8,114,247
Weir Group PLC.	United Kingdom	580,000	10,170,996
			18,285,243
Media 2.2%
ITV PLC	United Kingdom	2,800,000	9,214,688

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Multiline Retail 2.6%
Dollarama Inc	Canada	150,000	$10,820,143
Pharmaceuticals 8.3%
Hikma Pharmaceuticals PLC	Jordan	350,000	11,272,853
Roche Holding AG	Switzerland	53,000	13,399,187
Santen Pharmaceutical Co. Ltd	Japan	730,000	10,454,699
			35,126,739
Professional Services 6.3%
Experian PLC	United Kingdom	740,000	13,528,301
SGS SA	Switzerland	6,000	13,204,754
			26,733,055
Road & Rail 3.0%
DSV AS	Denmark	300,000	12,624,631
Semiconductors & Semiconductor Equipment 2.5%
ARM Holdings PLC	United Kingdom	780,000	10,686,121
Software 8.2%
[a] Check Point Software Technologies Ltd	Israel	142,000	11,767,540
Dassault Systemes SA	France	140,000	10,949,925
The Sage Group PLC	United Kingdom	1,400,000	12,111,668
			34,829,133
Textiles, Apparel & Luxury Goods 5.0%
Burberry Group PLC	United Kingdom	670,000	11,641,552
Luxottica Group SpA	Italy	170,000	9,260,714
			20,902,266
Trading Companies & Distributors 5.0%
[a] Noble Group Ltd	Hong Kong	27,500,000	9,406,253
Wolseley PLC	United Kingdom	210,000	11,726,018
			21,132,271
Total Common Stocks (Cost $389,718,012)			412,104,168

Short Term Investments (Cost $8,450,778) 2.0%
Money Market Funds 2.0%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	8,450,778	8,450,778
Total Investments (Cost $398,168,790) 99.5%			420,554,946
Other Assets, less Liabilities 0.5%			2,056,242
Net Assets 100.0%			$422,611,188

See Abbreviations on page 25.

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSee Note 8 regarding investments in affiliated management investment companies.

|13

FRANKLIN GLOBAL TRUST

Statement of Investments, April 30, 2016 (unaudited)
Franklin International Small Cap Growth Fund
	Country	Shares	Value

Common Stocks 99.7%
Air Freight & Logistics 3.4%
Panalpina Welttransport Holding AG	Switzerland	484,630	$56,637,847
Beverages 2.7%
C&C Group PLC	Ireland	9,977,530	44,823,292
Building Products 3.0%
Uponor OYJ	Finland	3,281,948	50,624,610
Capital Markets 5.0%
ARA Asset Management Ltd	Singapore	46,734,622	41,179,705
[a] Fairfax India Holdings Corp	Canada	3,810,600	42,297,660
			83,477,365
Commercial Services & Supplies 6.0%
Elis SA	France	2,564,960	47,099,030
ISS A/S	Denmark	834,200	31,677,831
[a] Serco Group PLC	United Kingdom	15,021,756	21,073,960
			99,850,821
Construction & Engineering 1.6%
[b] Morgan Sindall PLC	United Kingdom	2,313,500	27,164,994
Distributors 2.1%
[b] Headlam Group PLC	United Kingdom	4,886,688	34,277,573
Diversified Consumer Services 3.9%
New Oriental Education & Technology Group Inc., ADR	China	1,677,160	65,677,586
Diversified Financial Services 3.7%
Kennedy Wilson Europe Real Estate PLC	United Kingdom	3,897,800	62,029,982
Electrical Equipment 3.4%
Prysmian SpA	Italy	2,395,929	56,492,747
Energy Equipment & Services 3.8%
Amec Foster Wheeler PLC.	United Kingdom	8,744,862	63,116,980
Food & Staples Retailing 3.2%
Sligro Food Group NV	Netherlands	1,324,482	52,827,728
Hotels, Restaurants & Leisure 2.3%
[a] Dalata Hotel Group PLC	Ireland	7,441,858	37,573,693
Insurance 12.9%
[a] Arch Capital Group Ltd	United States	654,507	46,136,198
Euler Hermes Group	France	410,841	39,049,392
Fairfax Financial Holdings Ltd	Canada	127,100	68,158,965
RenaissanceRe Holdings Ltd	United States	545,900	60,545,769
			213,890,324
IT Services 2.5%
[a] Paysafe Group PLC	Isle of Man	7,421,366	41,341,951
Leisure Products 2.7%
Beneteau.	France	2,454,200	28,413,420
Sankyo Co. Ltd	Japan	439,500	16,628,246
			45,041,666
Machinery 8.0%
Valmet Corp	Finland	3,932,780	49,314,675
Vesuvius PLC.	United Kingdom	11,877,930	55,770,650
Zardoya Otis SA	Spain	2,696,835	28,628,363
			133,713,688

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin International Small Cap Growth Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Marine 5.6%
[b] Clarkson PLC	United Kingdom	1,929,420	$67,359,235
[a,b] Diana Shipping Inc	Greece	7,451,400	25,781,844
			93,141,079
Media 1.5%
ASATSU-DK Inc	Japan	1,019,800	25,304,922
Metals & Mining 1.5%
Straits Trading Co. Ltd	Singapore	16,050,300	24,346,665
Personal Products 1.1%
[b] Aderans Co. Ltd	Japan	3,568,500	17,928,851
Professional Services 4.1%
Michael Page International PLC	United Kingdom	7,987,070	47,446,290
SThree PLC	United Kingdom	4,198,260	20,859,432
			68,305,722
Real Estate Investment Trusts (REITs) 8.5%
Green REIT PLC	Ireland	33,328,081	55,034,873
[b] Irish Residential Properties REIT PLC	Ireland	31,125,000	39,919,931
[b] Lar Espana Real Estate Socimi SA	Spain	4,593,500	47,247,537
			142,202,341
Real Estate Management & Development 1.6%
Countrywide PLC	United Kingdom	5,111,880	26,549,252
Specialty Retail 1.6%
[a,b] Carpetright PLC	United Kingdom	6,064,925	26,766,193
Trading Companies & Distributors 4.0%
Grafton Group PLC	United Kingdom	6,542,832	66,021,239
Total Common Stocks (Cost $1,572,171,518)			1,659,129,111
Total Investments (Cost $1,572,171,518) 99.7%			1,659,129,111
Other Assets, less Liabilities 0.3%			4,965,911
Net Assets 100.0%			$1,664,095,022

See Abbreviations on page 25.

aNon-income producing.
bSee Note 7 regarding holdings of 5% voting securities.

|15

FRANKLIN GLOBAL TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Time deposits are valued at cost, which approximates fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation

|16

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At April 30, 2016, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may

|17

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker` and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The following funds have invested in derivatives during the period.

Franklin Emerging Market Debt Opportunities Fund - Forwards

4. INCOME TAXES

At April 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Emerging Market	Global Listed	Global
	Debt Opportunities	Infrastructure	Real Estate
	Fund	Fund	Fund

Cost of investments	$606,985,780	$24,999,745	$125,437,974

Unrealized appreciation	$40,479,269	$3,623,471	$47,041,741
Unrealized depreciation	(121,502,754)	(1,490,149)	(7,916,651)
Net unrealized appreciation (depreciation)	$(81,023,485)	$2,133,322	$39,125,090

			Franklin
		Franklin	International
		International	Small Cap
		Growth Fund	Growth Fund

Cost of investments		$400,279,198	$1,585,497,006

Unrealized appreciation		$54,601,340	$257,070,135
Unrealized depreciation.		(34,325,592)	(183,438,030)
Net unrealized appreciation (depreciation)		$20,275,748	$73,632,105

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those

|18

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Funds hold securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At April 30, 2016, Franklin Emerging Market Debt Opportunities Fund had 5.1% of its net assets invested in Russia.

Certain or all Funds invest a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

6. RESTRICTED SECURITIES

At April 30, 2016, Franklin Emerging Market Debt Opportunities Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount*			Acquisition
/Units		Issuer	Dates	Cost	Value
11,900,000		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 2, senior note, FRN, 7.045%, 12/20/23	12/16/13	$11,900,000	$11,093,393
11,200,000		Development Bank of South Africa Ltd. (Government of
		Angola), Tranche 3B, senior note, FRN, 7.045%, 12/20/23	6/06/14	11,200,000	10,440,840
9,300,000		Ethiopian Railway Corp. (Republic of Ethiopia), FRN, 4.615%,
		8/02/21	8/04/14 - 1/15/16	8,658,404	8,563,466
4,424,861		Global Distressed Alpha Fund III LP	10/11/12 - 1/22/16	4,600,000	683,075
297,342,212	JPY	Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
		0.625%, 1/01/28.	10/16/07 - 1/06/11	1,829,051	1,533,697
520,366,882	JPY	Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.625%,
		1/01/28	7/19/07 - 1/06/11	3,086,835	2,684,064
4,250,000	DEM	NK Debt Corp., 144A, zero cpn., 3/12/20	6/19/07 - 10/14/08	723,263	—
18,000,000	DEM	NK Debt Corp., Reg S, zero cpn., 3/12/20	1/25/11 - 6/06/11	2,023,663	—
2,000,000	CHF	NK Debt Corp., Reg S, zero cpn., 3/12/20	6/17/11	388,830	—
		Total Restricted Securities (Value is 6.5% of Net Assets)		$44,410,046	$34,998,535

*In U.S. dollars unless otherwise indicated.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for certain or all Funds for the nine months ended April 30, 2016, were as shown below.

	Number of				Number of
	Shares Held				Shares	Value at			Realized
	at Beginning	Gross		Gross	Held at End	End of		Investment	Capital
Name of Issuer	of Period	Additions		Reductions	of Period	Period		Income	Gain (Loss)
Franklin International Small Cap Growth Fund
Non-Controlled Affiliates
Aderans Co. Ltd	3,568,500	—		—	3,568,500	$17,928,851		$430,228	$—
Carpetright PLC	6,064,925	—		—	6,064,925	26,766,193		—	—
Clarkson PLC	691,200	1,238,220		—	1,929,420	67,359,235		214,384	—
Diana Shipping Inc	—	7,451,400		—	7,451,400	25,781,844		—	—
Green REIT PLC	38,429,481	—		(5,101,400)	33,328,081	55,034,873	[a]	614,872	(1,671,205)
Headlam Group PLC	4,886,688	—		—	4,886,688	34,277,573		586,403	—
Irish Residential Properties
REIT PLC	11,125,000	20,000,000	[b]	—	31,125,000	39,919,931		372,677	—

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7.	HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

	Number of				Number of
	Shares Held				Shares	Value at		Realized
	at Beginning	Gross		Gross	Held at End	End of	Investment	Capital
Name of Issuer	of Period	Additions		Reductions	of Period	Period	Income	Gain (Loss)

Non-Controlled Affiliates (continued)
Irish Residential Properties
REIT PLC, 144A	20,000,000	—		(20,000,000)[c]	—	$—	$669,981	$—
Lar Espana Real Estate Socimi
SA	2,504,000	2,089,500	[b]	—	4,593,500	47,247,537	746,449	—
Lar Espana Real Estate Socimi
SA (interim line)	2,089,500	—		(2,089,500)[c]	—	—	—	—
Morgan Sindall PLC	1,839,400	474,100		—	2,313,500	27,164,994	614,023	—
Total Affiliated Securities (Value is 10.29% of Net Assets)						$341,481,031	$4,249,017	$(1,671,205)

aAs of April 30, 2016, no longer an affiliate.
bGross addition was the result of a corporate action.
cGross reduction was the result of a corporate action.

8. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies.

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Franklin Emerging Market Debt
Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	71,325,819	154,378,089	(211,996,063)	13,707,845	$13,707,845	$ -	$-	0.07%

Franklin International Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	12,645,481	73,391,143	(77,585,846)	8,450,778	$8,450,778	$-	$-	0.04%

9. INVESTMENTS IN ALTERNATIVE STRATEGIES (FT) LTD. (FT SUBSIDIARY)

Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At April 30, 2016, the FT Subsidiary’s investments as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At April 30, 2016, the net assets of the FT Subsidiary were $10,449,491, representing 1.96% of the Fund’s consolidated net assets. The Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.

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FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Emerging Market Debt Opportunities
Fund
Assets:
Investments in Securities:
Warrants	$—	$3,472,200	$4,960,000		$8,432,200
Quasi-Sovereign and Corporate Bonds	—	152,018,935	8,569,532		160,588,467
Loan Participations and Assignments	—	51,970,851	34,315,460	[a]	86,286,311
Foreign Government and Agency Securities	—	248,184,033	—		248,184,033
Common Stocks	—	—	—[a]		—
Private Limited Partnership Fund.	—	—	683,075		683,075
Short Term Investments	13,707,845	8,080,364	—		21,788,209
Total Investments in Securities	$13,707,845	$463,726,383	$48,528,067		$525,962,295

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$4,055,408	$—		$4,055,408

|21

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Global Listed Infrastructure Fund
Assets:
Investments in Securities:
Equity Investments:
Airport Services	$4,352,333	$470,742	$—	$4,823,075
All Other Equity Investments[b]	22,309,992	—	—	22,309,992
Total Investments in Securities	$26,662,325	$470,742	$—	$27,133,067

Franklin Global Real Estate Fund
Assets:
Investments in Securities:
Equity Investments:
Diversified Real Estate Activities	$6,212,206	$9,329,539	$—	$15,541,745
Diversified REITs.	4,092,687	3,451,960	—	7,544,647
Hotel & Resort REITs	4,228,947	730,645	—	4,959,592
Industrial REITs	7,709,430	1,272,354	—	8,981,784
Office REITs	17,693,632	2,146,115	—	19,839,747
Residential REITs	15,831,581	1,780,895	—	17,612,476
All Other Equity Investments[b]	88,983,073	—	—	88,983,073
Short Term Investments	—	1,100,000	—	1,100,000
Total Investments in Securities	$144,751,556	$19,811,508	$—	$164,563,064

Franklin International Growth Fund
Assets:
Investments in Securities:
Equity Investments:
Internet & Catalog Retail	$—	$9,865,992	$—	$9,865,992
Pharmaceuticals	24,672,040	10,454,699	—	35,126,739
All Other Equity Investments[b]	367,111,437	—	—[a]	367,111,437
Short Term Investments	8,450,778	—	—	8,450,778
Total Investments in Securities	$400,234,255	$20,320,691	$—	$420,554,946

Franklin International Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:
Leisure Products	$28,413,420	$16,628,246	$—	$45,041,666
Media	—	25,304,922	—	25,304,922
Personal Products	—	17,928,851	—	17,928,851
All Other Equity Investments[b]	1,570,853,672	—	—	1,570,853,672
Total Investments in Securities	$1,599,267,092	$59,862,019	$—	$1,659,129,111

[a]Includes securities determined to have no value at April 30, 2016.
[b]For detailed categories, see the accompanying Statement of Investments.

|22

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended April 30, 2016, is as follows:

												Net Change
												in Unrealized
												Appreciation
	Balance at				Transfers	Transfers			Net Unrealized			(Depreciation)
	Beginning				Into	Out of	Cost Basis	Net Realized	Appreciation	Balance at End of		on Assets Held
	of Period		Purchases	Sales	Level 3	Level 3	Adjustments[a]	Gain(Loss)	(Depreciation)	Period		at Period End

Franklin Emerging Market Debt
Opportunities Fund
Assets:
Investments in Securities:
Warrants.	$8,832,000		$-	$-	$-	$-	$-	$-	$(3,872,000)	$4,960,000		$(3,872,000)
Quasi-Sovereign and
Corporate Bonds	8,680,808	[b]	—	—	—	—	—	—	(111,276)	8,569,532		(111,276)
Loan Participations and
Assignments	33,179,113		1,555,157	(99,449)	—	—	250,111	—	(569,472)	34,315,460	[b]	(569,472)
Private Limited Partnership
Fund	491,049		290,756	—	—	—	—	—	(98,730)	683,075		(98,730)
Total Investments
in Securities	$51,182,970		$1,845,913	$(99,449)	$-	$-	$250,111	$-	$(4,651,478)	$48,528,067		$(4,651,478)

Liabilities:
Other Financial Instruments
Unfunded Loan
Commitments	$203,232		$-	$-	$-	$-	$-	$-	$(203,232)	$-		$-

aMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
bIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2016, are as follows:

					Impact to
					Fair Value
	Fair Value at	Valuation			if Input
Description	End of Period	Technique	Unobservable Inputs	Amount/Range	Increases[a]

Assets:
Investments in Securities:
		Probability Weighted
Quasi-Sovereign and		Discounted Cash
Corporate Bonds	$8,568,166	Flow Model	Free Cash Flow[b]	$ 0.0-$15.8 (mil)	Increase[c]
			Credit spread	8.5%	Decrease[d]
			Discount for lack of
		Market Comparables	marketability	30%	Decrease[c]
Loan Participations and			Weighted average of
Assignments	34,315,460	Consensus Pricing	offered quotes	50.00-57.14 JPY	Increase[d]
		Discounted Cash
		Flow Model	Free Cash Flow	$30.6-$31.0 (mil)	Increase[c]
			Credit spread	8.8%-10.7%	Decrease
		Probability Weighted
Private Limited		Discounted Cash
Partnership Fund	683,075	Flow Model	Free Cash Flow[b]	$ 0.0-$13.4 (mil)	Increase[c]
			Cost of Equity Capital	20%	Decrease[d]

|23

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. FAIR VALUE MEASUREMENTS (continued)

						Impact to
						Fair Value
	Fair Value at		Valuation			if Input
Description	End of Period		Technique	Unobservable Inputs	Amount/Range	Increases[a]

				Discount for lack of
			Market Comparables	marketability	50%	Decrease[d]
All Other Investments[e]	4,961,366	[f]
Total	$48,528,067

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes probability assumptions for various outcomes from ongoing legal proceedings.
cRepresents a significant impact to fair value and net assets.
dRepresents a significant impact to fair value but not net assets.
eIncludes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable.
May also included fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
fIncludes securities determined to have no value at April 30, 2016.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|24

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty		Currency		Selected Portfolio
CITI	Citibank N.A.	BRL	Brazilian Real	ADR	American Depositary Receipt
DBAB	Deutsche Bank AG	CHF	Swiss Franc	FRN	Floating Rate Note
MSCO	Morgan Stanley	COP	Colombian Peso	GDR	Global Depositary Receipt
RBCCM	Royal Bank of Canada	DEM	Deutsche Mark	IDR	International Depositary Receipt
		EUR	Euro	PTN	Pass-through Note
		GHS	Ghanaian Cedi	REIT	Real Estate Investment Trust
		INR	Indian Rupee
		JPY	Japanese Yen
		KES	Kenyan Shilling
		MXN	Mexican Peso
		RUB	Russian Ruble
		TRY	Turkish Lira
		UGX	Ugandan Shilling
		UYU	Uruguayan Peso
		ZAR	South African Rand
		ZMW	Zambian Kwacha ZMW

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|25

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By  /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 24, 2016

By  /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date June 24, 2016